Share Capital - Warrants (Details) - $ / shares		1 Months Ended		12 Months Ended
	Jun. 10, 2024	Nov. 30, 2023	Jun. 30, 2023	Jun. 30, 2023	Jun. 30, 2022
Number of warrants
Balance at beginning of period (in shares)				3,462,502	9,813,870
Issued (in shares)	336,877		3,125,625		336,877
Exercised (in shares)					(6,684,892)
Expired (in shares)					(3,353)
Balance at end of period (in shares)			3,462,502	3,462,502	3,462,502
Weighted average exercise price
Balance, at beginning of period (in CAD per share)				$ 2.16	$ 1.13
Issued (in CAD per share)					11.09
Exercised (in CAD per share)					1.12
Expired (in CAD per share)					1.30
Balance at end of period (in CAD per share)			$ 2.16	$ 2.16	$ 2.16
Weighted average remaining contractual life of the warrants outstanding				1 year 4 months 20 days
Warrants exercise price		$ 11.09	$ 1.20